Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2014
Discontinued Operations [Abstract]
Schedule of discontinued operations
	For the years ended September 30,
	2014	2013
Revenues:
Bidding Credits used in auctions	$-	$22,390,910
Bidding Credits broken in auctions	-	3,075,312
Credits breakage recognized	5,601,656	-
Gross revenues	5,601,656	25,466,222
Sale of goods and handling fees	-	1,668,897
Auctioned value of gift cards	-	706,913,874
Less: Cost of gift cards auctioned	-	(724,264,261)
Net auctioned value of gift cards	-	(15,681,490)
Net revenues	5,601,656	9,784,732

Cost of revenues:
Commissions paid on sales of Credits	-	7,174,715
Cost of goods sold at auctions	-	63,086
Total cost of revenues	-	7,237,801

Income from discontinued operations	5,601,656	2,546,931
Income taxes	-	-
Income from discontinued operations, net of taxes	$5,601,656	$2,546,931